Stock Plans - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 15, 2019	Jul. 31, 2017	May 31, 2017	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fully vested option to purchase shares of common stock				2,227,000
Share-based compensation expense				$ 12,957	$ 21,348	$ 55,013
Total income tax benefit recognized for all share-based compensation awards				2,603	5,175	10,915
Tax benefits realized from options exercised and RSUs and PSUs vested				1,017	7,999	8,426
Compensation costs capitalized				0	$ 0	$ 0
Total unrecognized compensation cost related to stock options and RSUs granted				$ 24,958
Compensation expense recognition period (years)				1 year 7 months 6 days
Options outstanding, exercise price, lower range				$ 3.97	$ 3.97	$ 3.97
Options outstanding, exercise price, upper range				60	60	60
Weighted-average grant-date fair value of all options granted				$ 3.96	$ 15.64	$ 9.98
Total intrinsic value of all options exercised				$ 0	$ 18,497	$ 24,841
Cash received from options exercised				$ 0	$ 4,469	$ 8,176
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average grant-date fair value granted				$ 6.69	$ 24.29	$ 19.4
Total fair value vested				$ 14,576	$ 18,097	$ 15,015
Granted				2,221,000
Vested				655,000
Incremental shares vested				$ 22.25
Performance-based Stock Unit
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average grant-date fair value granted				$ 0	$ 0	$ 28.09
Total fair value vested				$ 0	$ 0	$ 3,443
Granted		47,900	98,500				280,100	81,300
Vested				0	0	122,600
Performance period (years)									3 years
Applicable achievement percentage								166.67%	166.67%
Incremental shares vested				$ 0	$ 0	$ 28.09
Inducement Option | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option to purchase shares of common stock				1,000,000
Minimum | Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period (years)				2 years	2 years	2 years
Expiration term (years)				7 years	7 years	7 years
Minimum | Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period (years)				2 years	2 years	2 years
Maximum | Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period (years)				4 years	4 years	4 years
Expiration term (years)				10 years	10 years	10 years
Maximum | Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period (years)				4 years	4 years	4 years
Ms. Winfrey
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fully vested option to purchase shares of common stock	3,276,000
Employees and Third Parties, Excluding Directors | Selling, General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense				$ 12,333	$ 21,348	$ 55,013
2014 Stock Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of shares of common stock available for grant				12,500,000
2014 Stock Incentive Plan | Board of Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, fully-vested shares granted				77,000	29,000	31,000
Share based compensation, value of fully-vested shares granted				$ 624	$ 757	$ 688
2014 Stock Incentive Plan | Deferred Stock Units | Board of Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, fully-vested shares granted				27,000